INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Effective income tax rate reconciliation
Statutory federal income tax rate	21.00%	21.00%	21.00%
State and local taxes (net of federal benefits)	3.40%	3.30%	3.40%
Tax credits, including foreign tax credit	(0.80%)	(0.60%)	(0.90%)
Change in uncertain tax positions reserve	(0.10%)	(0.10%)	(0.10%)
Other permanent differences	0.10%	(0.40%)	0.60%
Other, net	1.00%	0.70%	1.50%
Effective income tax rate	24.60%	23.90%	25.50%